Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 1,533	$ 3,315	$ 7,116
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	2,840	2,238	1,845
Credit loss expense / (release)	544	143	29
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	(73)	163	(32)
Deferred tax expense / (benefit)	(1,106)	(222)	491
Net loss / (gain) from investing activities	207	(225)	(1,515)
Net loss / (gain) from financing activities	(3,643)	4,919	(16,587)
Other net adjustments	14,292	(10,383)	5,792
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	(708)	(10,093)	(1,088)
Receivables from securities financing transactions measured at amortized cost	(19,580)	(4,993)	5,690
Payables from securities financing transactions measured at amortized cost	471	1,543	(1,247)
Cash collateral on derivative instruments	(6,132)	1,162	73
Loans and advances to customers	21,240	3,707	1,653
Customer deposits	(13,407)	6,521	(9,409)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	(27,623)	(16,017)	8,173
Brokerage receivables and payables	1,842	(6,101)	6,019
Financial assets at fair value not held for trading and other financial assets and liabilities	2,272	(4,661)	5,557
Provisions and other non-financial assets and liabilities	1,465	2,325	(437)
Income taxes paid, net of refunds	(1,500)	(1,541)	(1,495)
Net cash flow from / (used in) operating activities	(27,065)	(28,202)	10,630
Cash flow from / (used in) investing activities
Purchase of subsidiaries, business, associates and intangible assets	(64)	(4)	(3)
Disposal of subsidiaries, business, associates and intangible assets	233	109	1,729
Purchase of property, equipment and software	(1,512)	(1,283)	(1,478)
Disposal of property, equipment and software	71	33	161
Net (purchase) / redemption of financial assets measured at fair value through other comprehensive income	(3)	30	(699)
Purchase of debt securities measured at amortized cost	(5,962)	(14,244)	(30,792)
Disposal and redemption of debt securities measured at amortized cost	8,384	10,435	18,799
Net cash flow from / (used in) investing activities	122,406	(4,924)	(12,283)
Cash flow from / (used in) financing activities
Repayment of Swiss National Bank funding	(10,304)
Net issuance (repayment) of short-term debt measured at amortized cost	(6,163)	7,181	(12,249)
Distributions paid on UBS AG shares	(3,000)	(6,000)	(4,200)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	102,997	104,551	79,457
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(118,286)	(85,541)	(67,670)
Inflows from securities financing transactions measured at amortized cost	6,273
Outflows from securities financing transactions measured at amortized cost	(2,688)
Net cash flows from other financing activities	(965)	(501)	(595)
Net cash flow from / (used in) financing activities	(32,137)	19,690	(5,257)
Total cash flow
Cash and cash equivalents at the beginning of the year	190,469	195,200	207,755
Net cash flow from / (used in) operating, investing and financing activities	63,205	(13,435)	(6,911)
Effects of exchange rate differences on cash and cash equivalents	(10,315)	8,704	(5,645)
Cash and cash equivalents at the end of the year	243,359	190,469	195,200
of which: cash and balances at central banks	223,329	171,723	169,363
of which: amounts due to banks	16,654	12,078	13,329
of which: money market paper	3,115	6,668	12,508
Net cash flow from / (used in) operating activities includes:
Interest received in cash	48,253	32,576	15,730
Interest paid in cash	41,454	26,711	8,315
Dividends on equity investments, investment funds and associates received in cash	2,780	$ 2,241	$ 1,907
Merger with Credit Suisse AG
Cash flow from / (used in) investing activities
Cash and cash equivalents obtained due to the merger of UBS AG and Credit Suisse AG	$ 121,258